Note 11 - Derivative Warrant Liabilities - Reconciliation (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended		13 Months Ended
		Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Balance – beginning of period		$ 187	$ 209
Balance – end of period		209	6,426	$ 187	$ 209
Warrant liabilities issued December 27, 2017 [member]
Statement Line Items [Line Items]
Balance – beginning of period
Issued during period (note 13b)			5,873
Change in fair value of derivative warrant liabilities			532
Balance – end of period			6,405
Warrant liabilities issued December 3, 2013 [member]
Statement Line Items [Line Items]
Balance – beginning of period	[1]	187	209	156	156
Change in fair value of derivative warrant liabilities	[1]	22	(188)	31	53
Balance – end of period	[1]	$ 209	$ 21	$ 187	$ 209

[1]	In order to obtain one Common Share, 10 warrants must be exercised.